Statements of Operations (unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement Abstract
REVENUE	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
Professional fees	8,750	4,750	63,277	23,301	28,174	35,185
Exploration expenses	9,687	15,331	44,755	19,470	21,684	15,899
Consulting fees - related party	30,000	18,000	90,000	58,500	76,500	107,500
Consulting fees	975	0	558,443	0
Insurance expense					0	6,935
Investor relations and shareholder communications					320	67,161
Transfer agent and filing fees	5,032	5,629	21,188	14,742	19,908	12,920
Travel	5,730	522	8,903	3,660	3,731	7,228
General and administrative expenses	3,152	1,356	9,711	7,314	9,003	9,398
Writedown of mineral property					0	390,200
TOTAL OPERATING EXPENSES	63,326	45,588	796,277	126,987	159,320	652,426
LOSS FROM OPERATIONS	(63,326)	(45,588)	(796,277)	(126,987)	(159,320)	(652,426)
OTHER INCOME (EXPENSES)
Other income	7,000	0	48,000	0
Gain (Loss) on sale of marketable securities					0	(919)
Gain on sale of mineral property					0	443,308
Loss on investment					0	(10,000)
Interest income					0	140
TOTAL OTHER INCOME (EXPENSE)	7,000	0	48,000	0	0	432,529
LOSS BEFORE INCOME TAXES	(56,326)	(45,588)	(748,277)	(126,987)	(159,320)	(219,897)
PROVISION FOR INCOME TAXES	0	0	0	0	0	0
NET LOSS	$ (56,326)	$ (45,588)	$ (748,277)	$ (126,987)	$ (159,320)	$ (219,897)
NET LOSS PER SHARE: BASIC AND DILUTED	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	101,106,762	95,651,644	98,768,093	95,651,644	95,651,644	95,651,644